Concentration of Credit Risk	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Concentration of Credit Risk [Abstract]
Concentration of Credit Risk

3. Concentration of Credit Risk

The Company’s revenue is primarily generated in the United States. Changes in economic conditions, government regulations or demographic trends, among other matters, in the United States could adversely affect the Company’s revenue and results of operations.

The Company maintains its cash and cash equivalent balances in either insured depository accounts or money market mutual funds. The money market mutual funds are limited to investments in low-risk securities such as United States or government agency obligations, or repurchase agreements secured by such securities.

3. Concentration of Credit Risk

The Company’s revenue is primarily generated in the United States. Changes in economic conditions, government regulations or demographic trends, among other matters, in the United States could adversely affect the Company’s revenue and results of operations.

The Company maintains its cash and cash equivalent balances in either insured depository accounts or money market mutual funds. The money market mutual funds are limited to investments in low-risk securities such as United States or government agency obligations, or repurchase agreements secured by such securities.